Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,991,822,500.00
Previously Paid Amount	0.00
Total Fee Amount	458,048.02
Total Offset Amount	0.00
Net Fee	458,048.02
Narrative - Max Aggregate Offering Price	$ 2,991,822,500.00
Final Prospectus	true